Note 4 - Loans (Detail) - Activity in the Allowance for Loan Losses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 6,917,605	$ 8,543,367	$ 8,016,786
Provision charged to operations	200,000	4,375,000	6,550,000
Loans charged-off	(2,261,271)	(4,238,203)
Recoveries of loans charged-off	435,509	389,784
Impaired Loans [Member] | Beginning of Period [Member]
Balance	1,990,225	691,780	1,228,814
Impaired Loans [Member] | End of Period [Member]
Balance	2,921,950	1,990,225	691,780
Impaired Loans [Member]
Provision charged to operations	2,497,649	4,409,468	2,157,658
Loans charged-off	(1,565,924)	(3,111,023)	(2,694,692)
Beginning of Period [Member]
Balance	8,543,367	8,016,786	4,803,595
End of Period [Member]
Balance	6,917,605	8,543,367	8,016,786
Allowance for Loan and Lease Losses [Member]
Provision charged to operations	200,000	4,375,000	6,550,000
Loans charged-off	(2,261,271)	(4,238,203)	(3,823,427)
Recoveries of loans charged-off	$ 435,509	$ 389,784	$ 486,618